Subsequent Events (Details) - CMS Medical [Member] - Subsequent Event [Member] - USD ($) $ in Thousands	Aug. 07, 2018	Aug. 06, 2018
Subsequent Events (Textual)
Upfront payment amount	$ 2,000
Description of collaboration and distribution agreement		Under the License, Collaboration and Distribution Agreement, the Company is entitled to USD 2,000 upon execution of the agreement plus milestone payments upon achieving certain regulatory and sales milestones.